Stock-Based Compensation - Summary of Stock-Based Compensation Activity (Detail)	1 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2012	Dec. 31, 2012	Sep. 30, 2013	Sep. 30, 2013 Time Vesting Options [Member]	Dec. 31, 2012 Time Vesting Options [Member]	Sep. 30, 2013 Performance Vesting Options [Member]	Dec. 31, 2012 Performance Vesting Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of period				1,370,000		2,150,000
Granted	3,295,958	229,458		10,000	1,370,000		2,150,000
Exercised			0
Vested
Forfeited
Outstanding at end of period				1,380,000	1,370,000	2,150,000	2,150,000